Cash and bank balances - Summary Of Bank Balances Other Than Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Less: amount disclosed under financial assets (others) (refer Note 9)	₨ (1,318)	$ (17)	₨ (2,999)
Balances with banks	50,741	669	26,506
Gross carrying amount
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	52,059	686	29,505
Not later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	50,741	669	26,506
Later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	₨ 1,318	$ 17	₨ 2,999